RELATED PARTY TRANSACTIONS AND BALANCES - Related Parties Group (Detail)	6 Months Ended
Mar. 31, 2021
Shanghai Laiguan Property Management Co., Ltd. ("Laiguan")
Relationship with the group	An entity controlled by certain shareholders of the Group
Shanghai Yijia Property Management Co., Ltd. ("Yijia Property")
Relationship with the group	An entity controlled by certain shareholders of the Group
Shanghai Youzhen Information Technology Co., Ltd. ("Youzhen")
Relationship with the group	An entity controlled by the parents of Founder and CEO of the Group
Shanghai Qingji Property Management Co., Ltd. ("Qingji")
Relationship with the group	An entity controlled by certain shareholders of the Group
Key Space(S) Ptd. Ltd. ("Key Space")
Relationship with the group	An entity controlled by certain shareholder of the Group